Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net finance costs
Dividends received from investments		R 44	R 42
Notional interest received	R 4	102
Interest received	852	776	745
Interest received on other long-term investments	40	28	27
Interest received loans and receivables	199	293	334
Interest income on cash and cash equivalents	613	455	384
Finance income per income statement	856	922	787
Less: notional interest	(4)	(102)
Less: interest received on tax	(15)	(28)	(105)
Finance income per the statement of cash flows	R 837	R 792	R 682